Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Deficit [Abstract]
Schedule of warrant activity
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	9,258,191	$0.45	6.85	$304,799
Granted	20,912,119	0.09	5.20	-
Forfeited	(47,059)
Exercised
Expired
Balance Outstanding, September 30, 2022	30,123,251	$0.20	5.45	-

Exercisable, September 30, 2022	7,711,132	$0.38	6.83	-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	502,250	$0.57	3.98	$201,125
Granted	3,530,882	1.02	3.90	150,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	4,033,132	$0.97	3.39	$351,125
Granted	5,978,000	0.19	9.52	304,799
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(752,942)	1.2	1.73	-
Balance Outstanding, December 31, 2021	9,258,191	$0.45	6.85	$304,799

Exercisable, December 31, 2021	9,258,191	$0.32	6.85	$304,799

Schedule of option activity
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	11,753,422	$0.36	9.47	$196,825
Granted	26,874,270	0.13	5.00	-
Forfeited	(476,190)	0.21	9.20	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2022	38,151,502	$0.20	6.15	-

Exercisable, September 30, 2022	35,344,654	$0.20	5.98	-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	1,000,000	$0.75	9.05	$150,000
Granted	800,00	$0.75	10.00	120,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	1,800,000	$0.75	8.51	$270,000
Granted	10,030,764	0.30	9.82	196,825
Forfeited	(77,342)	1.50	9.12
Exercised
Expired
Balance Outstanding, December 31, 2021	11,753,422	$0.36	9.47	$196,825

Exercisable, December 31, 2021	6,537,184	$0.22	9.14	$-